Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		1.00
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	2,439,320
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	1.29	1.29
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		1.00
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	(1,608,038)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	1.24	1.24
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16	(566,482)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	(264,800)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	1.49	1.49
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 19	964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 20		1.00
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 21	964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 22		1.00
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 23	$ 566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 24	1.33	1.33